UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
January 31, 2023
MFS®  Equity Income Fund
EQI-SEM

MFS® Equity Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Markets — which rallied in late 2022 and early 2023 on signs of peaking inflation, hopes that monetary policy tightening cycles may be nearing an end, and a rapid reopening of China’s economy — have recently run into turbulence. Inflation data suggest that price pressures will prove more persistent than expected, putting renewed upward pressure on interest rates. On a positive note, markets have largely adjusted to the challenges posed by Russia’s invasion of Ukraine, thanks in part to mild European winter weather that has alleviated concerns over potential shortages of natural gas. Resilient labor markets in much of the developed world have further contributed to a brighter-than-expected economic backdrop. However, investors are mindful that the lagged effects of ongoing monetary policy tightening have yet to fully work their way through the global economy.
Tighter global financial conditions represent a headwind for richly valued growth equities and interest rate–sensitive parts of the economy, such as housing. Over the near term, we feel companies will face a challenging earnings backdrop as they are forced to absorb higher input and labor costs while pricing power dwindles. As for fixed income, the rise in interest rates has made bonds more attractive than they have been in years, which may provide balance for investors’ portfolios.
During times of market transition, it is important to have a deep understanding of company fundamentals, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
March 17, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	5.0%
Apple, Inc.	3.4%
JPMorgan Chase & Co.	3.0%
Merck & Co., Inc.	3.0%
Valero Energy Corp.	2.6%
Cigna Corp.	2.4%
McKesson Corp.	2.4%
Alphabet, Inc., “A”	2.2%
Rio Tinto PLC	2.1%
Home Depot, Inc.	2.1%
GICS equity sectors (g)
Financials	18.0%
Information Technology	15.6%
Health Care	14.4%
Industrials	8.9%
Consumer Discretionary	8.2%
Energy	6.6%
Materials	5.9%
Real Estate	5.4%
Consumer Staples	5.0%
Communication Services	4.8%
Utilities	3.8%
Convertible Debt	1.6%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of January 31, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
August 1, 2022 through January 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2022 through January 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/22	Ending Account Value 1/31/23	Expenses Paid During Period (p) 8/01/22-1/31/23
A	Actual	0.88%	$1,000.00	$1,066.69	$4.58
	Hypothetical (h)	0.88%	$1,000.00	$1,020.77	$4.48
B	Actual	1.63%	$1,000.00	$1,062.64	$8.47
	Hypothetical (h)	1.63%	$1,000.00	$1,016.99	$8.29
C	Actual	1.63%	$1,000.00	$1,062.62	$8.47
	Hypothetical (h)	1.63%	$1,000.00	$1,016.99	$8.29
I	Actual	0.63%	$1,000.00	$1,068.08	$3.28
	Hypothetical (h)	0.63%	$1,000.00	$1,022.03	$3.21
R1	Actual	1.63%	$1,000.00	$1,062.55	$8.47
	Hypothetical (h)	1.63%	$1,000.00	$1,016.99	$8.29
R2	Actual	1.13%	$1,000.00	$1,065.53	$5.88
	Hypothetical (h)	1.13%	$1,000.00	$1,019.51	$5.75
R3	Actual	0.88%	$1,000.00	$1,066.63	$4.58
	Hypothetical (h)	0.88%	$1,000.00	$1,020.77	$4.48
R4	Actual	0.63%	$1,000.00	$1,068.10	$3.28
	Hypothetical (h)	0.63%	$1,000.00	$1,022.03	$3.21
R6	Actual	0.55%	$1,000.00	$1,068.05	$2.87
	Hypothetical (h)	0.55%	$1,000.00	$1,022.43	$2.80
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.9%
Aerospace & Defense – 2.7%
General Dynamics Corp.	34,211	$7,973,216
Honeywell International, Inc.	12,444	2,594,325
		$10,567,541
Automotive – 1.3%
Lear Corp.	16,213	$2,363,531
Magna International, Inc.	44,910	2,915,581
		$5,279,112
Biotechnology – 0.8%
Gilead Sciences, Inc.	38,832	$3,259,558
Brokerage & Asset Managers – 0.8%
Raymond James Financial, Inc.	29,288	$3,302,808
Business Services – 0.8%
Accenture PLC, “A”	7,259	$2,025,624
Amdocs Ltd.	13,043	1,199,043
		$3,224,667
Cable TV – 0.9%
Comcast Corp., “A”	93,123	$3,664,390
Chemicals – 0.5%
Nutrien Ltd.	22,653	$1,875,442
Computer Software – 5.0%
Microsoft Corp.	79,277	$19,645,633
Computer Software - Systems – 4.9%
Apple, Inc.	93,720	$13,522,859
Hitachi Ltd.	35,900	1,885,057
Seagate Technology Holdings PLC	57,373	3,888,742
		$19,296,658
Consumer Services – 1.1%
Booking Holdings, Inc. (a)	1,393	$3,390,701
Expedia Group, Inc. (a)	9,198	1,051,332
		$4,442,033
Electrical Equipment – 1.2%
Johnson Controls International PLC	69,636	$4,844,576
Electronics – 3.9%
Applied Materials, Inc.	11,477	$1,279,571
Lam Research Corp.	4,203	2,101,920
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	39,588	3,670,995
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Texas Instruments, Inc.	47,356	$8,391,957
		$15,444,443
Energy - Independent – 2.6%
Valero Energy Corp.	74,306	$10,405,069
Energy - Integrated – 2.5%
Eni S.p.A.	281,753	$4,345,447
Exxon Mobil Corp.	15,502	1,798,387
Suncor Energy, Inc.	43,461	1,508,421
TotalEnergies SE	35,366	2,197,195
		$9,849,450
Food & Beverages – 1.2%
Archer Daniels Midland Co.	33,040	$2,737,364
Cal-Maine Foods, Inc.	37,751	2,160,112
		$4,897,476
Forest & Paper Products – 0.4%
Weyerhaeuser Co., REIT	44,211	$1,522,185
Gaming & Lodging – 0.9%
International Game Technology PLC	127,545	$3,373,565
Health Maintenance Organizations – 2.5%
Cigna Corp.	30,592	$9,687,569
Insurance – 6.3%
Ameriprise Financial, Inc.	12,980	$4,544,558
Equitable Holdings, Inc.	188,711	6,051,962
Everest Re Group Ltd.	5,473	1,913,853
Hartford Financial Services Group, Inc.	24,764	1,921,934
MetLife, Inc.	63,665	4,648,818
Reinsurance Group of America, Inc.	18,244	2,768,892
Zurich Insurance Group AG	6,027	2,980,803
		$24,830,820
Internet – 2.2%
Alphabet, Inc., “A” (a)	88,484	$8,745,758
Leisure & Toys – 1.2%
Nintendo Co. Ltd.	89,700	$3,876,330
Polaris, Inc.	8,209	942,722
		$4,819,052
Machinery & Tools – 1.8%
PACCAR, Inc.	13,447	$1,469,892
Timken Co.	26,013	2,142,171
Volvo Group	171,651	3,402,154
		$7,014,217
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 9.5%
Bank of America Corp.	153,139	$5,433,372
BNP Paribas	94,964	6,509,319
JPMorgan Chase & Co.	85,014	11,898,559
Morgan Stanley	25,971	2,527,757
Regions Financial Corp.	261,716	6,160,795
Wells Fargo & Co.	111,040	5,204,445
		$37,734,247
Medical & Health Technology & Services – 2.4%
McKesson Corp.	24,731	$9,365,135
Metals & Mining – 3.5%
Glencore PLC	799,489	$5,367,808
Rio Tinto PLC	108,604	8,490,264
		$13,858,072
Natural Gas - Pipeline – 1.5%
Enterprise Products Partners LP	191,608	$4,905,165
Plains All American Pipeline LP	80,737	1,005,983
		$5,911,148
Other Banks & Diversified Financials – 2.4%
SLM Corp.	136,690	$2,401,643
Visa, Inc., “A”	18,819	4,332,322
Zions Bancorp NA	53,008	2,817,905
		$9,551,870
Pharmaceuticals – 8.1%
Bayer AG	75,721	$4,696,760
Johnson & Johnson	36,457	5,957,803
Merck & Co., Inc.	110,171	11,833,467
Organon & Co.	57,940	1,745,732
Roche Holding AG	15,587	4,871,458
Sanofi	30,675	3,014,331
		$32,119,551
Railroad & Shipping – 0.8%
CSX Corp.	107,072	$3,310,666
Real Estate – 5.0%
Extra Space Storage, Inc., REIT	18,653	$2,944,003
Host Hotels & Resorts, Inc., REIT	81,658	1,539,253
National Retail Properties, Inc., REIT	38,494	1,822,691
Phillips Edison & Co., REIT	92,995	3,117,193
Simon Property Group, Inc., REIT	44,309	5,691,934
Spirit Realty Capital, Inc., REIT	51,907	2,277,679
W.P. Carey, Inc., REIT	26,958	2,305,718
		$19,698,471
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.1%
Cracker Barrel Old Country Store, Inc.	10,577	$1,180,182
Starbucks Corp.	29,600	3,230,544
		$4,410,726
Specialty Chemicals – 1.4%
Chemours Co.	156,284	$5,687,175
Specialty Stores – 5.5%
Amazon.com, Inc. (a)	30,558	$3,151,446
Home Depot, Inc.	25,940	8,408,970
Target Corp.	15,108	2,600,691
Walmart Stores, Inc.	53,631	7,715,892
		$21,876,999
Telephone Services – 0.7%
AT&T, Inc.	125,786	$2,562,261
Tobacco – 1.8%
Altria Group, Inc.	49,737	$2,240,153
British American Tobacco PLC	72,815	2,784,750
Philip Morris International, Inc.	19,416	2,023,924
		$7,048,827
Trucking – 1.9%
United Parcel Service, Inc., “B”	39,879	$7,386,787
Utilities - Electric Power – 3.8%
Algonquin Power & Utilities Corp. (l)	150,942	$1,100,400
American Electric Power Co., Inc.	30,841	2,897,821
Edison International	41,968	2,891,595
Exelon Corp.	86,354	3,643,275
National Grid PLC	185,979	2,365,624
Vistra Corp.	90,498	2,086,884
		$14,985,599
Total Common Stocks (Identified Cost, $297,972,418)		$375,499,556
Convertible Preferred Stocks – 2.3%
Medical Equipment – 2.3%
Boston Scientific Corp., 5.5%	56,523	$6,450,970
Danaher Corp., 5%	2,000	2,688,000
Total Convertible Preferred Stocks (Identified Cost, $8,993,779)		$9,138,970
Preferred Stocks – 1.0%
Computer Software - Systems – 0.5%
Samsung Electronics Co. Ltd.	39,862	$1,796,231
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – continued
Metals & Mining – 0.5%
Gerdau S.A.	324,600	$2,093,534
Total Preferred Stocks (Identified Cost, $3,307,386)		$3,889,765
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.29% (v) (Identified Cost, $5,989,564)	5,989,433	$5,990,032
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35% (j) (Identified Cost, $550,018)	550,018	$550,018

Other Assets, Less Liabilities – 0.1%		583,347
Net Assets – 100.0%		$395,651,688

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,990,032 and $389,078,309, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 1/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $531,092 of securities on loan (identified cost, $310,823,601)	$389,078,309
Investments in affiliated issuers, at value (identified cost, $5,989,564)	5,990,032
Receivables for
Fund shares sold	781,644
Interest and dividends	657,539
Receivable from investment adviser	11,320
Other assets	45,715
Total assets	$396,564,559
Liabilities
Payables for
Fund shares reacquired	$214,077
Collateral for securities loaned, at value	550,018
Payable to affiliates
Administrative services fee	376
Shareholder servicing costs	85,981
Distribution and service fees	4,639
Payable for independent Trustees' compensation	1,129
Accrued expenses and other liabilities	56,651
Total liabilities	$912,871
Net assets	$395,651,688
Net assets consist of
Paid-in capital	$318,275,326
Total distributable earnings (loss)	77,376,362
Net assets	$395,651,688
Shares of beneficial interest outstanding	20,990,562
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$262,926,010	13,964,666	$18.83
Class B	3,499,596	185,681	18.85
Class C	14,629,226	776,435	18.84
Class I	64,851,245	3,442,331	18.84
Class R1	990,841	52,460	18.89
Class R2	140,745	7,447	18.90
Class R3	2,400,427	127,249	18.86
Class R4	2,336,852	124,025	18.84
Class R6	43,876,746	2,310,268	18.99

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.98 [100 / 94.25 x $18.83]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 1/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$4,960,987
Dividends from affiliated issuers	87,689
Other	7,194
Income on securities loaned	2,329
Foreign taxes withheld	(89,676)
Total investment income	$4,968,523
Expenses
Management fee	$886,284
Distribution and service fees	394,902
Shareholder servicing costs	152,016
Administrative services fee	32,052
Independent Trustees' compensation	3,676
Custodian fee	19,219
Shareholder communications	13,035
Audit and tax fees	30,155
Legal fees	733
Registration fees	83,576
Miscellaneous	16,523
Total expenses	$1,632,171
Reduction of expenses by investment adviser and distributor	(137,279)
Net expenses	$1,494,892
Net investment income (loss)	$3,473,631
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(157,278)
Affiliated issuers	(51)
Foreign currency	(24,822)
Net realized gain (loss)	$(182,151)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$21,504,336
Affiliated issuers	258
Translation of assets and liabilities in foreign currencies	7,365
Net unrealized gain (loss)	$21,511,959
Net realized and unrealized gain (loss)	$21,329,808
Change in net assets from operations	$24,803,439
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22
Change in net assets
From operations
Net investment income (loss)	$3,473,631	$5,667,581
Net realized gain (loss)	(182,151)	17,988,859
Net unrealized gain (loss)	21,511,959	(29,889,324)
Change in net assets from operations	$24,803,439	$(6,232,884)
Total distributions to shareholders	$(17,427,321)	$(25,512,630)
Change in net assets from fund share transactions	$40,251,283	$83,126,318
Total change in net assets	$47,627,401	$51,380,804
Net assets
At beginning of period	348,024,287	296,643,483
At end of period	$395,651,688	$348,024,287
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$18.56	$20.45	$15.29	$15.40	$16.05	$15.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.34	$0.33	$0.31	$0.30	$0.31
Net realized and unrealized gain (loss)	1.15	(0.60)	5.42	(0.06)	0.00(w)	1.32
Total from investment operations	$1.33	$(0.26)	$5.75	$0.25	$0.30	$1.63
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.31)	$(0.30)	$(0.32)	$(0.31)	$(0.34)
From net realized gain	(0.75)	(1.32)	(0.29)	(0.04)	(0.64)	(0.49)
Total distributions declared to shareholders	$(1.06)	$(1.63)	$(0.59)	$(0.36)	$(0.95)	$(0.83)
Net asset value, end of period (x)	$18.83	$18.56	$20.45	$15.29	$15.40	$16.05
Total return (%) (r)(s)(t)(x)	6.67(n)	(1.60)	38.34	1.69	2.56	10.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.96(a)	0.97	0.99	1.02	1.02	1.03
Expenses after expense reductions	0.88(a)	0.88	0.88	0.89	0.89	0.89
Net investment income (loss)	1.92(a)	1.72	1.81	2.05	1.97	1.95
Portfolio turnover	17(n)	42	43	42	39	51
Net assets at end of period (000 omitted)	$262,926	$233,755	$200,391	$139,563	$138,043	$135,139
See Notes to Financial Statements
14

Financial Highlights – continued
Class B	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$18.57	$20.45	$15.29	$15.39	$16.03	$15.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.19	$0.19	$0.20	$0.19	$0.19
Net realized and unrealized gain (loss)	1.08	(0.59)	5.42	(0.06)	0.00(w)	1.32
Total from investment operations	$1.19	$(0.40)	$5.61	$0.14	$0.19	$1.51
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.16)	$(0.16)	$(0.20)	$(0.19)	$(0.22)
From net realized gain	(0.75)	(1.32)	(0.29)	(0.04)	(0.64)	(0.49)
Total distributions declared to shareholders	$(0.91)	$(1.48)	$(0.45)	$(0.24)	$(0.83)	$(0.71)
Net asset value, end of period (x)	$18.85	$18.57	$20.45	$15.29	$15.39	$16.03
Total return (%) (r)(s)(t)(x)	6.26(n)	(2.32)	37.26	0.92	1.86	10.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.71(a)	1.72	1.74	1.77	1.77	1.78
Expenses after expense reductions	1.63(a)	1.63	1.63	1.64	1.64	1.64
Net investment income (loss)	1.18(a)	0.97	1.07	1.32	1.21	1.20
Portfolio turnover	17(n)	42	43	42	39	51
Net assets at end of period (000 omitted)	$3,500	$3,307	$3,911	$3,534	$4,604	$4,378
See Notes to Financial Statements
15

Financial Highlights – continued
Class C	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$18.56	$20.45	$15.29	$15.39	$16.03	$15.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.19	$0.19	$0.20	$0.19	$0.19
Net realized and unrealized gain (loss)	1.08	(0.60)	5.42	(0.06)	0.00(w)	1.32
Total from investment operations	$1.19	$(0.41)	$5.61	$0.14	$0.19	$1.51
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.16)	$(0.16)	$(0.20)	$(0.19)	$(0.22)
From net realized gain	(0.75)	(1.32)	(0.29)	(0.04)	(0.64)	(0.49)
Total distributions declared to shareholders	$(0.91)	$(1.48)	$(0.45)	$(0.24)	$(0.83)	$(0.71)
Net asset value, end of period (x)	$18.84	$18.56	$20.45	$15.29	$15.39	$16.03
Total return (%) (r)(s)(t)(x)	6.26(n)	(2.37)	37.27	0.95	1.84	10.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.71(a)	1.71	1.74	1.77	1.77	1.78
Expenses after expense reductions	1.63(a)	1.63	1.63	1.64	1.64	1.64
Net investment income (loss)	1.19(a)	0.97	1.07	1.31	1.21	1.20
Portfolio turnover	17(n)	42	43	42	39	51
Net assets at end of period (000 omitted)	$14,629	$14,440	$16,922	$15,705	$19,000	$19,927
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$18.57	$20.46	$15.30	$15.41	$16.06	$15.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.39	$0.37	$0.35	$0.34	$0.34
Net realized and unrealized gain (loss)	1.18	(0.60)	5.43	(0.06)	0.00(w)	1.33
Total from investment operations	$1.38	$(0.21)	$5.80	$0.29	$0.34	$1.67
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.36)	$(0.35)	$(0.36)	$(0.35)	$(0.38)
From net realized gain	(0.75)	(1.32)	(0.29)	(0.04)	(0.64)	(0.49)
Total distributions declared to shareholders	$(1.11)	$(1.68)	$(0.64)	$(0.40)	$(0.99)	$(0.87)
Net asset value, end of period (x)	$18.84	$18.57	$20.46	$15.30	$15.41	$16.06
Total return (%) (r)(s)(t)(x)	6.81(n)	(1.36)	38.66	1.95	2.82	11.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71(a)	0.72	0.73	0.77	0.77	0.78
Expenses after expense reductions	0.63(a)	0.63	0.63	0.64	0.64	0.64
Net investment income (loss)	2.18(a)	1.97	2.05	2.31	2.20	2.19
Portfolio turnover	17(n)	42	43	42	39	51
Net assets at end of period (000 omitted)	$64,851	$52,365	$40,722	$21,344	$23,261	$13,878
See Notes to Financial Statements
17

Financial Highlights – continued
Class R1	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$18.62	$20.54	$15.36	$15.47	$16.11	$15.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.18	$0.19	$0.19	$0.19	$0.19
Net realized and unrealized gain (loss)	1.12	(0.58)	5.45	(0.05)	0.01	1.33
Total from investment operations	$1.23	$(0.40)	$5.64	$0.14	$0.20	$1.52
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.20)	$(0.17)	$(0.21)	$(0.20)	$(0.22)
From net realized gain	(0.75)	(1.32)	(0.29)	(0.04)	(0.64)	(0.49)
Total distributions declared to shareholders	$(0.96)	$(1.52)	$(0.46)	$(0.25)	$(0.84)	$(0.71)
Net asset value, end of period (x)	$18.89	$18.62	$20.54	$15.36	$15.47	$16.11
Total return (%) (r)(s)(t)(x)	6.25(n)	(2.32)	37.27	0.92	1.85	10.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.71(a)	1.73	1.73	1.77	1.77	1.78
Expenses after expense reductions	1.63(a)	1.63	1.63	1.64	1.64	1.64
Net investment income (loss)	1.15(a)	0.93	1.06	1.28	1.21	1.20
Portfolio turnover	17(n)	42	43	42	39	51
Net assets at end of period (000 omitted)	$991	$740	$177	$121	$103	$85
See Notes to Financial Statements
18

Financial Highlights – continued
Class R2	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$18.62	$20.51	$15.34	$15.44	$16.08	$15.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.28	$0.28	$0.26	$0.26
Net realized and unrealized gain (loss)	1.14	(0.60)	5.43	(0.06)	0.01	1.34
Total from investment operations	$1.29	$(0.31)	$5.71	$0.22	$0.27	$1.60
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.26)	$(0.25)	$(0.28)	$(0.27)	$(0.31)
From net realized gain	(0.75)	(1.32)	(0.29)	(0.04)	(0.64)	(0.49)
Total distributions declared to shareholders	$(1.01)	$(1.58)	$(0.54)	$(0.32)	$(0.91)	$(0.80)
Net asset value, end of period (x)	$18.90	$18.62	$20.51	$15.34	$15.44	$16.08
Total return (%) (r)(s)(t)(x)	6.55(n)	(1.89)	37.92	1.46	2.38	10.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.21(a)	1.21	1.24	1.27	1.27	1.28
Expenses after expense reductions	1.13(a)	1.13	1.13	1.14	1.14	1.14
Net investment income (loss)	1.67(a)	1.45	1.57	1.80	1.69	1.64
Portfolio turnover	17(n)	42	43	42	39	51
Net assets at end of period (000 omitted)	$141	$128	$242	$210	$369	$298
See Notes to Financial Statements
19

Financial Highlights – continued
Class R3	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$18.59	$20.48	$15.32	$15.43	$16.08	$15.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.33	$0.33	$0.31	$0.31	$0.31
Net realized and unrealized gain (loss)	1.17	(0.59)	5.43	(0.06)	(0.01)	1.33
Total from investment operations	$1.34	$(0.26)	$5.76	$0.25	$0.30	$1.64
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.31)	$(0.31)	$(0.32)	$(0.31)	$(0.34)
From net realized gain	(0.75)	(1.32)	(0.29)	(0.04)	(0.64)	(0.49)
Total distributions declared to shareholders	$(1.07)	$(1.63)	$(0.60)	$(0.36)	$(0.95)	$(0.83)
Net asset value, end of period (x)	$18.86	$18.59	$20.48	$15.32	$15.43	$16.08
Total return (%) (r)(s)(t)(x)	6.66(n)	(1.61)	38.29	1.69	2.57	10.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.96(a)	0.97	0.97	1.02	1.02	1.03
Expenses after expense reductions	0.88(a)	0.88	0.87	0.89	0.89	0.89
Net investment income (loss)	1.89(a)	1.73	1.74	2.05	2.04	1.97
Portfolio turnover	17(n)	42	43	42	39	51
Net assets at end of period (000 omitted)	$2,400	$1,918	$806	$201	$182	$98
See Notes to Financial Statements
20

Financial Highlights – continued
Class R4	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$18.57	$20.47	$15.31	$15.42	$16.06	$15.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.30	$0.39	$0.35	$0.34	$0.35
Net realized and unrealized gain (loss)	1.18	(0.52)	5.41	(0.06)	0.01	1.32
Total from investment operations	$1.38	$(0.22)	$5.80	$0.29	$0.35	$1.67
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.36)	$(0.35)	$(0.36)	$(0.35)	$(0.38)
From net realized gain	(0.75)	(1.32)	(0.29)	(0.04)	(0.64)	(0.49)
Total distributions declared to shareholders	$(1.11)	$(1.68)	$(0.64)	$(0.40)	$(0.99)	$(0.87)
Net asset value, end of period (x)	$18.84	$18.57	$20.47	$15.31	$15.42	$16.06
Total return (%) (r)(s)(t)(x)	6.81(n)	(1.40)	38.64	1.95	2.88	11.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71(a)	0.73	0.72	0.77	0.77	0.78
Expenses after expense reductions	0.63(a)	0.64	0.63	0.64	0.64	0.64
Net investment income (loss)	2.18(a)	1.61	2.09	2.29	2.25	2.22
Portfolio turnover	17(n)	42	43	42	39	51
Net assets at end of period (000 omitted)	$2,337	$2,187	$424	$101	$88	$56
See Notes to Financial Statements
21

Financial Highlights – continued
Class R6	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
Net asset value, beginning of period	$18.72	$20.61	$15.41	$15.52	$16.15	$15.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.41	$0.39	$0.36	$0.36	$0.36
Net realized and unrealized gain (loss)	1.19	(0.60)	5.46	(0.06)	0.01	1.33
Total from investment operations	$1.40	$(0.19)	$5.85	$0.30	$0.37	$1.69
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.38)	$(0.36)	$(0.37)	$(0.36)	$(0.40)
From net realized gain	(0.75)	(1.32)	(0.29)	(0.04)	(0.64)	(0.49)
Total distributions declared to shareholders	$(1.13)	$(1.70)	$(0.65)	$(0.41)	$(1.00)	$(0.89)
Net asset value, end of period (x)	$18.99	$18.72	$20.61	$15.41	$15.52	$16.15
Total return (%) (r)(s)(t)(x)	6.80(n)	(1.28)	38.76	2.03	3.02	11.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.63(a)	0.64	0.65	0.68	0.68	0.68
Expenses after expense reductions	0.55(a)	0.55	0.55	0.55	0.55	0.54
Net investment income (loss)	2.25(a)	2.05	2.14	2.39	2.31	2.30
Portfolio turnover	17(n)	42	43	42	39	51
Net assets at end of period (000 omitted)	$43,877	$39,184	$33,049	$24,451	$25,922	$25,684

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
22

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Equity Income Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
23

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
24

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$316,780,387	$—	$—	$316,780,387
United Kingdom	—	19,008,446	—	19,008,446
France	—	11,720,845	—	11,720,845
Switzerland	—	7,852,261	—	7,852,261
Canada	7,399,844	—	—	7,399,844
Japan	3,876,330	1,885,057	—	5,761,387
Germany	—	4,696,760	—	4,696,760
Italy	—	4,345,447	—	4,345,447
Taiwan	3,670,995	—	—	3,670,995
Other Countries	2,093,534	5,198,385	—	7,291,919
Mutual Funds	6,540,050	—	—	6,540,050
Total	$340,361,140	$54,707,201	$—	$395,068,341
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the
25

Notes to Financial Statements (unaudited) - continued
fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $531,092. The fair value of the fund’s investment securities on loan and a related liability of $550,018 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been
26

Notes to Financial Statements (unaudited) - continued
accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 7/31/22
Ordinary income (including any short-term capital gains)	$9,158,251
Long-term capital gains	16,354,379
Total distributions	$25,512,630
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/23
Cost of investments	$317,994,580
Gross appreciation	79,106,570
Gross depreciation	(2,032,809)
Net unrealized appreciation (depreciation)	$77,073,761
As of 7/31/22
Undistributed long-term capital gain	13,292,883
Post-October capital loss deferral	(652,128)
Other temporary differences	1,790,322
Net unrealized appreciation (depreciation)	55,569,167
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
27

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 1/31/23	Year ended 7/31/22
Class A	$11,956,319	$16,977,657
Class B	151,150	265,980
Class C	615,553	1,179,020
Class I	2,460,864	4,020,739
Class R1	43,502	15,208
Class R2	6,200	18,674
Class R3	109,370	55,743
Class R4	109,908	46,083
Class R6	1,974,455	2,933,526
Total	$17,427,321	$25,512,630
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2023. For the six months ended January 31, 2023, this management fee reduction amounted to $23,943, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2023 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%
28

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2023. For the six months ended January 31, 2023, this reduction amounted to $113,334, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $48,341 for the six months ended January 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 301,283
Class B	0.75%	0.25%	1.00%	1.00%	16,653
Class C	0.75%	0.25%	1.00%	1.00%	69,541
Class R1	0.75%	0.25%	1.00%	1.00%	4,454
Class R2	0.25%	0.25%	0.50%	0.50%	322
Class R3	—	0.25%	0.25%	0.25%	2,649
Total Distribution and Service Fees					$394,902
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended January 31, 2023, this rebate amounted to $1 and $1 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
29

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2023, were as follows:
Amount
Class A	$3,876
Class B	976
Class C	18
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2023, the fee was $17,006, which equated to 0.0096% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $135,010.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2023 was equivalent to an annual effective rate of 0.0181% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 4,280 shares of Class R3 and 4,338 shares of Class R4 for an aggregate amount of $159,777.
At January 31, 2023, MFS held approximately 60% of the outstanding shares of Class R2.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended January 31, 2023, this reimbursement amounted to $7,096, which is included in “Other” income in the Statement of Operations.
30

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended January 31, 2023, purchases and sales of investments, other than short-term obligations, aggregated $83,557,873 and $59,288,476, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 1/31/23		Year ended 7/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,653,105	$29,888,482	3,177,962	$61,779,580
Class B	20,141	357,524	25,127	482,579
Class C	97,873	1,762,016	179,726	3,519,480
Class I	1,511,523	27,080,970	1,357,422	26,748,905
Class R1	12,772	224,651	30,587	566,198
Class R2	394	7,184	1,121	21,361
Class R3	28,485	509,025	93,068	1,828,441
Class R4	4,708	86,540	95,903	1,825,206
Class R6	357,407	6,493,240	693,619	13,557,970
	3,686,408	$66,409,632	5,654,535	$110,329,720
Shares issued to shareholders in reinvestment of distributions
Class A	672,335	$11,948,327	865,025	$16,967,328
Class B	8,480	151,150	13,439	265,011
Class C	34,531	615,338	59,702	1,176,831
Class I	137,318	2,440,674	203,055	3,982,777
Class R1	2,435	43,502	782	15,208
Class R2	347	6,200	942	18,674
Class R3	6,142	109,370	2,887	55,743
Class R4	6,183	109,908	2,428	46,083
Class R6	105,809	1,895,136	141,554	2,796,922
	973,580	$17,319,605	1,289,814	$25,324,577
31

Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/23		Year ended 7/31/22
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(956,381)	$(17,276,232)	(1,246,210)	$(24,230,059)
Class B	(21,023)	(381,484)	(51,733)	(1,000,229)
Class C	(133,951)	(2,419,302)	(289,037)	(5,674,934)
Class I	(1,026,249)	(18,564,945)	(730,806)	(14,022,335)
Class R1	(2,499)	(44,941)	(243)	(4,307)
Class R2	(192)	(3,534)	(6,941)	(136,504)
Class R3	(10,509)	(190,613)	(32,191)	(649,675)
Class R4	(4,591)	(85,040)	(1,307)	(25,855)
Class R6	(246,663)	(4,511,863)	(345,268)	(6,784,081)
	(2,402,058)	$(43,477,954)	(2,703,736)	$(52,527,979)
Net change
Class A	1,369,059	$24,560,577	2,796,777	$54,516,849
Class B	7,598	127,190	(13,167)	(252,639)
Class C	(1,547)	(41,948)	(49,609)	(978,623)
Class I	622,592	10,956,699	829,671	16,709,347
Class R1	12,708	223,212	31,126	577,099
Class R2	549	9,850	(4,878)	(96,469)
Class R3	24,118	427,782	63,764	1,234,509
Class R4	6,300	111,408	97,024	1,845,434
Class R6	216,553	3,876,513	489,905	9,570,811
	2,257,930	$40,251,283	4,240,613	$83,126,318
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an
32

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended January 31, 2023, the fund’s commitment fee and interest expense were $866 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,222,824	$29,198,015	$27,431,014	$(51)	$258	$5,990,032

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$87,689	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
33

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
34

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
January 31, 2023
MFS®  Emerging Markets
Equity Research Fund
EEM-SEM

MFS® Emerging Markets
Equity Research Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Markets — which rallied in late 2022 and early 2023 on signs of peaking inflation, hopes that monetary policy tightening cycles may be nearing an end, and a rapid reopening of China’s economy — have recently run into turbulence. Inflation data suggest that price pressures will prove more persistent than expected, putting renewed upward pressure on interest rates. On a positive note, markets have largely adjusted to the challenges posed by Russia’s invasion of Ukraine, thanks in part to mild European winter weather that has alleviated concerns over potential shortages of natural gas. Resilient labor markets in much of the developed world have further contributed to a brighter-than-expected economic backdrop. However, investors are mindful that the lagged effects of ongoing monetary policy tightening have yet to fully work their way through the global economy.
Tighter global financial conditions represent a headwind for richly valued growth equities and interest rate–sensitive parts of the economy, such as housing. Over the near term, we feel companies will face a challenging earnings backdrop as they are forced to absorb higher input and labor costs while pricing power dwindles. As for fixed income, the rise in interest rates has made bonds more attractive than they have been in years, which may provide balance for investors’ portfolios.
During times of market transition, it is important to have a deep understanding of company fundamentals, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
March 17, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.2%
Samsung Electronics Co. Ltd.	5.7%
Tencent Holdings Ltd.	5.0%
Yum China Holdings, Inc.	3.6%
AIA Group Ltd.	2.6%
Techtronic Industries Co. Ltd.	2.5%
Chailease Holding Co. Ltd.	2.3%
BYD Co. Ltd.	2.2%
PT United Tractors Tbk	2.2%
China Resources Beer Holdings Co. Ltd.	2.1%
GICS equity industries (g)
Financials	21.7%
Information Technology	16.6%
Consumer Staples	12.9%
Communication Services	11.8%
Consumer Discretionary	10.7%
Energy	8.4%
Materials	5.7%
Industrials	5.6%
Utilities	2.6%
Real Estate	1.0%
Health Care	0.8%
Issuer country weightings (x)
China	31.0%
Taiwan	11.3%
South Korea	11.1%
India	9.5%
Hong Kong	7.9%
Brazil	7.3%
Mexico	3.7%
Indonesia	3.0%
United States	2.2%
Other Countries	13.0%
Currency exposure weightings (y)
Hong Kong Dollar	25.6%
Taiwan Dollar	11.3%
South Korean Won	11.1%
Chinese Renminbi	9.7%
Indian Rupee	9.5%
United States Dollar	7.4%
Brazilian Real	7.3%
Mexican Peso	3.7%
Indonesian Rupiah	3.0%
Other Currencies	11.4%

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of January 31, 2023.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
August 1, 2022 through January 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2022 through January 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/22	Ending Account Value 1/31/23	Expenses Paid During Period (p) 8/01/22-1/31/23
A	Actual	1.25%	$1,000.00	$1,062.92	$6.50
	Hypothetical (h)	1.25%	$1,000.00	$1,018.90	$6.36
C	Actual	2.00%	$1,000.00	$1,058.21	$10.38
	Hypothetical (h)	2.00%	$1,000.00	$1,015.12	$10.16
I	Actual	1.00%	$1,000.00	$1,064.35	$5.20
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R1	Actual	2.00%	$1,000.00	$1,058.42	$10.38
	Hypothetical (h)	2.00%	$1,000.00	$1,015.12	$10.16
R2	Actual	1.50%	$1,000.00	$1,061.20	$7.79
	Hypothetical (h)	1.50%	$1,000.00	$1,017.64	$7.63
R3	Actual	1.25%	$1,000.00	$1,062.04	$6.50
	Hypothetical (h)	1.25%	$1,000.00	$1,018.90	$6.36
R4	Actual	1.00%	$1,000.00	$1,064.28	$5.20
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R6	Actual	0.99%	$1,000.00	$1,064.36	$5.15
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Alcoholic Beverages – 5.4%
China Resources Beer Holdings Co. Ltd.	8,000	$60,144
Kweichow Moutai Co. Ltd.	200	54,633
Wuliangye Yibin Co. Ltd.	1,200	37,118
		$151,895
Automotive – 2.2%
BYD Co. Ltd.	2,000	$62,975
Biotechnology – 0.7%
Hugel, Inc. (a)	161	$18,573
Brokerage & Asset Managers – 3.2%
B3 Brasil Bolsa Balcao S.A.	16,200	$41,359
Hong Kong Exchanges & Clearing Ltd.	1,100	49,437
Moscow Exchange MICEX-RTS PJSC (a)(u)	15,769	0
		$90,796
Business Services – 1.9%
Tata Consultancy Services Ltd.	1,011	$41,671
Tech Mahindra Ltd.	993	12,349
		$54,020
Chemicals – 1.5%
UPL Ltd.	4,598	$42,667
Computer Software – 3.9%
Kingsoft Corp. Ltd.	10,000	$37,030
NAVER Corp.	225	37,491
NetEase.com, Inc., ADR	380	33,672
		$108,193
Computer Software - Systems – 5.7%
Samsung Electronics Co. Ltd.	3,179	$158,899
Construction – 6.6%
Anhui Conch Cement Co. Ltd.	8,500	$32,196
Midea Group Co. Ltd., “A”	7,200	59,036
Techtronic Industries Co. Ltd.	5,500	70,910
Zhejiang Supor Co. Ltd.	3,100	23,747
		$185,889
Consumer Products – 1.4%
Amorepacific Corp. (a)	328	$39,113
Consumer Services – 2.0%
Localiza Rent a Car S.A.	4,811	$56,116

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 0.8%
Advantech Co. Ltd.	2,000	$22,835
Electronics – 8.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	13,000	$229,348
Energy - Independent – 1.7%
Reliance Industries Ltd.	1,660	$47,812
Energy - Integrated – 4.6%
China Petroleum & Chemical Corp.	42,000	$22,715
Galp Energia SGPS S.A., “B”	3,508	47,958
LUKOIL PJSC (u)	471	0
Petroleo Brasileiro S.A., ADR	3,728	43,245
Petroleo Brasileiro S.A., ADR	1,417	14,623
		$128,541
Engineering - Construction – 1.0%
Doosan Bobcat, Inc.	1,027	$29,204
Food & Beverages – 3.8%
Gruma S.A.B. de C.V.	4,106	$59,722
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	9,500	45,982
		$105,704
Food & Drug Stores – 0.8%
BIM Birlesik Magazalar A.S.	3,526	$23,397
Insurance – 2.6%
AIA Group Ltd.	6,400	$72,275
Internet – 5.0%
Tencent Holdings Ltd.	2,900	$141,354
Major Banks – 2.1%
Bandhan Bank Ltd. (a)	10,303	$30,797
Nedbank Group Ltd.	2,174	28,198
		$58,995
Medical & Health Technology & Services – 0.1%
Burning Rock Biotech Ltd., ADR (a)	1,017	$2,959
Metals & Mining – 3.2%
PT United Tractors Tbk	37,200	$60,925
Vale S.A., ADR	1,567	29,271
		$90,196
Natural Gas - Distribution – 1.9%
China Resources Gas Group Ltd.	12,600	$52,948

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 13.8%
Bank Central Asia Tbk PT	43,400	$24,596
Chailease Holding Co. Ltd.	8,560	64,768
China Merchants Bank Co Ltd. “A”	8,200	50,249
Credicorp Ltd.	324	43,513
Emirates NBD PJSC (a)	11,890	41,920
HDFC Bank Ltd.	2,770	54,501
KB Financial Group, Inc.	645	29,389
Komercni Banka A.S.	1,241	41,805
Kotak Mahindra Bank Ltd.	1,800	38,153
Sberbank of Russia PJSC (a)(u)	11,152	0
TCS Group Holding PLC (a)(u)	262	0
		$388,894
Precious Metals & Minerals – 0.3%
Polymetal International PLC (a)	3,376	$9,738
Real Estate – 1.0%
ESR Group Ltd.	14,400	$28,966
Restaurants – 3.6%
Yum China Holdings, Inc.	1,631	$100,486
Specialty Chemicals – 1.6%
Borouge PLC	18,807	$13,313
Saudi Basic Industries Corp.	1,294	32,133
		$45,446
Specialty Stores – 3.5%
JD.com, Inc., “A”	1,602	$47,658
Meituan, “B” (a)	310	6,903
Walmart de Mexico S.A.B. de C.V.	11,032	43,213
		$97,774
Telecommunications - Wireless – 1.7%
Advanced Info Service Public Co. Ltd.	8,100	$47,972
Telephone Services – 1.3%
Hellenic Telecommunications Organization S.A.	2,248	$35,363
Utilities - Electric Power – 0.7%
Energisa S.A., IEU	2,400	$19,975
Total Common Stocks (Identified Cost, $3,131,739)		$2,749,318

	Strike Price	First Exercise
Rights – 0.0%
Consumer Services – 0.0%
Localiza Rent a Car S.A. (1 share for 1 right, Expiration 3/10/2023) (a) (Identified Cost, $175)	BRL 42.25	3/10/23	21	$245

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 4.29% (v) (Identified Cost, $88,212)	88,212	$88,221

Other Assets, Less Liabilities – (0.9)%		(25,519)
Net Assets – 100.0%		$2,812,265

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $88,221 and $2,749,563, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 1/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $3,131,914)	$2,749,563
Investments in affiliated issuers, at value (identified cost, $88,212)	88,221
Receivables for
Dividends	3,915
Receivable from investment adviser	675
Other assets	79
Total assets	$2,842,453
Liabilities
Payable to custodian	$175
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	254
Distribution and service fees	11
Payable for independent Trustees' compensation	511
Deferred country tax expense payable	450
Accrued expenses and other liabilities	28,691
Total liabilities	$30,188
Net assets	$2,812,265
Net assets consist of
Paid-in capital	$3,487,895
Total distributable earnings (loss)	(675,630)
Net assets	$2,812,265
Shares of beneficial interest outstanding	364,854

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$145,243	18,842	$7.71
Class C	63,362	8,268	7.66
Class I	53,871	6,994	7.70
Class R1	53,513	6,985	7.66
Class R2	53,926	7,003	7.70
Class R3	54,134	7,027	7.70
Class R4	54,343	7,050	7.71
Class R6	2,333,873	302,685	7.71

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.18 [100 / 94.25 x $7.71]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 1/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$24,325
Non-cash dividends	7,489
Dividends from affiliated issuers	792
Other	46
Foreign taxes withheld	(2,891)
Total investment income	$29,761
Expenses
Management fee	$11,824
Distribution and service fees	855
Shareholder servicing costs	863
Administrative services fee	8,823
Independent Trustees' compensation	1,512
Custodian fee	9,813
Shareholder communications	3,610
Audit and tax fees	31,189
Legal fees	19
Registration fees	92,420
Miscellaneous	13,413
Total expenses	$174,341
Fees paid indirectly	(15)
Reduction of expenses by investment adviser	(161,131)
Net expenses	$13,195
Net investment income (loss)	$16,566
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $997 country tax)	$(175,832)
Affiliated issuers	35
Foreign currency	(396)
Net realized gain (loss)	$(176,193)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $208 decrease in deferred country tax)	$336,566
Affiliated issuers	4
Translation of assets and liabilities in foreign currencies	16
Net unrealized gain (loss)	$336,586
Net realized and unrealized gain (loss)	$160,393
Change in net assets from operations	$176,959
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22
Change in net assets
From operations
Net investment income (loss)	$16,566	$30,844
Net realized gain (loss)	(176,193)	(124,945)
Net unrealized gain (loss)	336,586	(533,990)
Change in net assets from operations	$176,959	$(628,091)
Total distributions to shareholders	$(28,099)	$(24,810)
Change in net assets from fund share transactions	$207,260	$1,050,762
Total change in net assets	$356,120	$397,861
Net assets
At beginning of period	2,456,145	2,058,284
At end of period	$2,812,265	$2,456,145
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21(c)
Net asset value, beginning of period	$7.32	$9.22	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.08	$0.04
Net realized and unrealized gain (loss)	0.42	(1.93)	(0.82)
Total from investment operations	$0.46	$(1.85)	$(0.78)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.02)	$—
From net realized gain	—	(0.03)	—
Total distributions declared to shareholders	$(0.07)	$(0.05)	$—
Net asset value, end of period (x)	$7.71	$7.32	$9.22
Total return (%) (r)(s)(t)(x)	6.29(n)	(20.10)	(7.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	14.14(a)	9.91	9.75(a)
Expenses after expense reductions (f)	1.25(a)	1.25	1.25(a)
Net investment income (loss)	1.12(a)	0.95	0.97(a)
Portfolio turnover	28(n)	39	17(n)
Net assets at end of period (000 omitted)	$145	$135	$166
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21(c)
Net asset value, beginning of period	$7.26	$9.19	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.02	$0.01
Net realized and unrealized gain (loss)	0.41	(1.92)	(0.82)
Total from investment operations	$0.42	$(1.90)	$(0.81)
Less distributions declared to shareholders
From net investment income	$(0.02)	$—	$—
From net realized gain	—	(0.03)	—
Total distributions declared to shareholders	$(0.02)	$(0.03)	$—
Net asset value, end of period (x)	$7.66	$7.26	$9.19
Total return (%) (r)(s)(t)(x)	5.82(n)	(20.70)	(8.10)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	14.74(a)	10.69	10.51(a)
Expenses after expense reductions (f)	2.00(a)	2.00	2.00(a)
Net investment income (loss)	0.40(a)	0.22	0.20(a)
Portfolio turnover	28(n)	39	17(n)
Net assets at end of period (000 omitted)	$63	$43	$47
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21(c)
Net asset value, beginning of period	$7.32	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.10	$0.05
Net realized and unrealized gain (loss)	0.41	(1.94)	(0.82)
Total from investment operations	$0.46	$(1.84)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.04)	$—
From net realized gain	—	(0.03)	—
Total distributions declared to shareholders	$(0.08)	$(0.07)	$—
Net asset value, end of period (x)	$7.70	$7.32	$9.23
Total return (%) (r)(s)(t)(x)	6.43(n)	(20.02)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	13.89(a)	9.83	9.51(a)
Expenses after expense reductions (f)	1.00(a)	1.00	1.00(a)
Net investment income (loss)	1.37(a)	1.22	1.20(a)
Portfolio turnover	28(n)	39	17(n)
Net assets at end of period (000 omitted)	$54	$48	$47
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21(c)
Net asset value, beginning of period	$7.26	$9.19	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.02	$0.01
Net realized and unrealized gain (loss)	0.41	(1.92)	(0.82)
Total from investment operations	$0.42	$(1.90)	$(0.81)
Less distributions declared to shareholders
From net investment income	$(0.02)	$—	$—
From net realized gain	—	(0.03)	—
Total distributions declared to shareholders	$(0.02)	$(0.03)	$—
Net asset value, end of period (x)	$7.66	$7.26	$9.19
Total return (%) (r)(s)(t)(x)	5.84(n)	(20.70)	(8.10)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	14.90(a)	10.66	10.51(a)
Expenses after expense reductions (f)	2.00(a)	2.00	2.00(a)
Net investment income (loss)	0.38(a)	0.19	0.21(a)
Portfolio turnover	28(n)	39	17(n)
Net assets at end of period (000 omitted)	$54	$36	$46
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21(c)
Net asset value, beginning of period	$7.31	$9.21	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.06	$0.03
Net realized and unrealized gain (loss)	0.41	(1.93)	(0.82)
Total from investment operations	$0.44	$(1.87)	$(0.79)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.00)(w)	$—
From net realized gain	—	(0.03)	—
Total distributions declared to shareholders	$(0.05)	$(0.03)	$—
Net asset value, end of period (x)	$7.70	$7.31	$9.21
Total return (%) (r)(s)(t)(x)	6.12(n)	(20.31)	(7.90)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	14.40(a)	10.16	10.01(a)
Expenses after expense reductions (f)	1.50(a)	1.50	1.50(a)
Net investment income (loss)	0.87(a)	0.69	0.70(a)
Portfolio turnover	28(n)	39	17(n)
Net assets at end of period (000 omitted)	$54	$37	$46
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21(c)
Net asset value, beginning of period	$7.32	$9.22	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.08	$0.04
Net realized and unrealized gain (loss)	0.41	(1.93)	(0.82)
Total from investment operations	$0.45	$(1.85)	$(0.78)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.02)	$—
From net realized gain	—	(0.03)	—
Total distributions declared to shareholders	$(0.07)	$(0.05)	$—
Net asset value, end of period (x)	$7.70	$7.32	$9.22
Total return (%) (r)(s)(t)(x)	6.20(n)	(20.11)	(7.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	14.15(a)	9.91	9.76(a)
Expenses after expense reductions (f)	1.25(a)	1.25	1.25(a)
Net investment income (loss)	1.12(a)	0.94	0.95(a)
Portfolio turnover	28(n)	39	17(n)
Net assets at end of period (000 omitted)	$54	$37	$46
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21(c)
Net asset value, beginning of period	$7.33	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.10	$0.05
Net realized and unrealized gain (loss)	0.41	(1.93)	(0.82)
Total from investment operations	$0.46	$(1.83)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.04)	$—
From net realized gain	—	(0.03)	—
Total distributions declared to shareholders	$(0.08)	$(0.07)	$—
Net asset value, end of period (x)	$7.71	$7.33	$9.23
Total return (%) (r)(s)(t)(x)	6.43(n)	(19.91)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	13.90(a)	9.66	9.51(a)
Expenses after expense reductions (f)	1.00(a)	1.00	1.00(a)
Net investment income (loss)	1.38(a)	1.19	1.19(a)
Portfolio turnover	28(n)	39	17(n)
Net assets at end of period (000 omitted)	$54	$37	$46
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22	7/31/21(c)
Net asset value, beginning of period	$7.33	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.10	$0.05
Net realized and unrealized gain (loss)	0.41	(1.93)	(0.82)
Total from investment operations	$0.46	$(1.83)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.04)	$—
From net realized gain	—	(0.03)	—
Total distributions declared to shareholders	$(0.08)	$(0.07)	$—
Net asset value, end of period (x)	$7.71	$7.33	$9.23
Total return (%) (r)(s)(t)(x)	6.44(n)	(19.91)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	13.95(a)	9.57	9.50(a)
Expenses after expense reductions (f)	0.99(a)	0.99	0.99(a)
Net investment income (loss)	1.40(a)	1.19	1.20(a)
Portfolio turnover	28(n)	39	17(n)
Net assets at end of period (000 omitted)	$2,334	$2,083	$1,615

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, February 23, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Emerging Markets Equity Research Fund (the fund) is a non-diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the

Notes to Financial Statements (unaudited) - continued
Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$522,413	$349,392	$—	$871,805
Taiwan	—	316,951	—	316,951
South Korea	—	312,669	—	312,669
India	—	267,950	—	267,950
Hong Kong	121,712	99,876	—	221,588
Brazil	204,589	245	—	204,834
Mexico	102,935	—	—	102,935
Indonesia	60,925	24,596	—	85,521
United Arab Emirates	55,233	—	—	55,233
Other Countries	174,806	135,271	0	310,077
Mutual Funds	88,221	—	—	88,221
Total	$1,330,834	$1,506,950	$0	$2,837,784
For further information regarding security characteristics, see the Portfolio of Investments. At January 31, 2023, the fund held four level 3 securities valued at $0.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended January 31, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 7/31/22
Ordinary income (including any short-term capital gains)	$24,810
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/23
Cost of investments	$3,250,915
Gross appreciation	106,230
Gross depreciation	(519,361)
Net unrealized appreciation (depreciation)	$(413,131)
As of 7/31/22
Undistributed ordinary income	27,401
Capital loss carryforwards	(105,646)
Other temporary differences	(609)
Net unrealized appreciation (depreciation)	(745,636)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of July 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(60,369)
Long-Term	(45,277)
Total	$(105,646)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares

Notes to Financial Statements (unaudited) - continued
approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 1/31/23	Year ended 7/31/22
Class A	$1,218	$1,051
Class C	159	188
Class I	582	389
Class R1	155	173
Class R2	369	189
Class R3	477	289
Class R4	587	390
Class R6	24,552	22,141
Total	$28,099	$24,810
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.95%
In excess of $1 billion and up to $2.5 billion	0.90%
In excess of $2.5 billion and up to $5 billion	0.85%
In excess of $5 billion	0.825%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2023. For the six months ended January 31, 2023, this management fee reduction amounted to $168, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2023 was equivalent to an annual effective rate of 0.94% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.99%

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2023. For the six months ended January 31, 2023, this reduction amounted to $160,963, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3 for the six months ended January 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 165
Class C	0.75%	0.25%	1.00%	1.00%	264
Class R1	0.75%	0.25%	1.00%	1.00%	243
Class R2	0.25%	0.25%	0.50%	0.50%	122
Class R3	—	0.25%	0.25%	0.25%	61
Total Distribution and Service Fees					$855
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended January 31, 2023.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended January 31, 2023.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2023, the fee was $142, which equated to 0.0114% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing

Notes to Financial Statements (unaudited) - continued
costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $721.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2023 was equivalent to an annual effective rate of 0.7087% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On September 15, 2021, MFS purchased 106,724 shares of Class R6 for an aggregate amount of $1,000,000.
On August 3, 2022, MFS purchased 1,111 shares of Class C, 413 shares of Class I, 1,944 shares of Class R1, 1,931 shares of Class R2, 1,929 shares of Class R3, and 1,926 shares of Class R4 for an aggregate amount of $67,000.
At January 31, 2023, MFS held approximately 81%, 74%, 79%, and 95% of the outstanding shares of Class A, Class C, Class I, and Class R6, respectively, and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended January 31, 2023, this reimbursement amounted to $6, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended January 31, 2023, purchases and sales of investments, other than short-term obligations, aggregated $855,719 and $668,841, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 1/31/23		Year ended 7/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	187	$1,281	1,134	$9,557
Class C	2,282	16,306	851	7,545
Class I	414	3,000	11,051	85,549
Class R1	1,944	14,000	—	—
Class R2	1,931	14,000	—	—
Class R3	1,929	14,000	—	—
Class R4	1,926	14,000	—	—
Class R6	44,702	316,804	106,724	1,000,000
	55,315	$393,391	119,760	$1,102,651
Shares issued to shareholders in reinvestment of distributions
Class A	171	$1,218	114	$1,051
Class C	22	159	21	188
Class I	82	582	42	389
Class R1	22	155	19	173
Class R2	52	369	20	189
Class R3	67	477	31	289
Class R4	82	587	42	390
Class R6	3,448	24,552	2,399	22,141
	3,946	$28,099	2,688	$24,810
Shares reacquired
Class A	(21)	$(148)	(718)	$(5,522)
Class C	(3)	(25)	(3)	(25)
Class I	—	—	(9,652)	(71,152)
Class R6	(29,588)	(214,057)	—	—
	(29,612)	$(214,230)	(10,373)	$(76,699)

Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/23		Year ended 7/31/22
	Shares	Amount	Shares	Amount
Net change
Class A	337	$2,351	530	$5,086
Class C	2,301	16,440	869	7,708
Class I	496	3,582	1,441	14,786
Class R1	1,966	14,155	19	173
Class R2	1,983	14,369	20	189
Class R3	1,996	14,477	31	289
Class R4	2,008	14,587	42	390
Class R6	18,562	127,299	109,123	1,022,141
	29,649	$207,260	112,075	$1,050,762
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended January 31, 2023, the fund’s commitment fee and interest expense were $6 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$88,697	$695,432	$695,947	$35	$4	$88,221

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$792	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(9) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
January 31, 2023
MFS®  Intrinsic Value Fund
UIV-SEM

MFS® Intrinsic Value Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Markets — which rallied in late 2022 and early 2023 on signs of peaking inflation, hopes that monetary policy tightening cycles may be nearing an end, and a rapid reopening of China’s economy — have recently run into turbulence. Inflation data suggest that price pressures will prove more persistent than expected, putting renewed upward pressure on interest rates. On a positive note, markets have largely adjusted to the challenges posed by Russia’s invasion of Ukraine, thanks in part to mild European winter weather that has alleviated concerns over potential shortages of natural gas. Resilient labor markets in much of the developed world have further contributed to a brighter-than-expected economic backdrop. However, investors are mindful that the lagged effects of ongoing monetary policy tightening have yet to fully work their way through the global economy.
Tighter global financial conditions represent a headwind for richly valued growth equities and interest rate–sensitive parts of the economy, such as housing. Over the near term, we feel companies will face a challenging earnings backdrop as they are forced to absorb higher input and labor costs while pricing power dwindles. As for fixed income, the rise in interest rates has made bonds more attractive than they have been in years, which may provide balance for investors’ portfolios.
During times of market transition, it is important to have a deep understanding of company fundamentals, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
March 17, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	3.5%
Colgate-Palmolive Co.	3.4%
Charles Schwab Corp.	2.9%
Cadence Design Systems, Inc.	2.5%
Mastercard, Inc., “A”	2.4%
Agilent Technologies, Inc.	2.3%
Costco Wholesale Corp.	2.2%
Vulcan Materials Co.	2.2%
Aon PLC	2.1%
Moody's Corp.	2.1%
GICS equity sectors (g)
Information Technology	26.9%
Industrials	21.9%
Financials	14.4%
Materials	9.2%
Health Care	8.0%
Consumer Staples	7.9%
Communication Services	2.6%
Energy	2.6%
Consumer Discretionary	2.5%
Real Estate	1.3%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of January 31, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
August 1, 2022 through January 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2022 through January 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/22	Ending Account Value 1/31/23	Expenses Paid During Period (p) 8/01/22-1/31/23
A	Actual	0.88%	$1,000.00	$1,018.56	$4.48
	Hypothetical (h)	0.88%	$1,000.00	$1,020.77	$4.48
C	Actual	1.63%	$1,000.00	$1,016.09	$8.28
	Hypothetical (h)	1.63%	$1,000.00	$1,016.99	$8.29
I	Actual	0.63%	$1,000.00	$1,020.66	$3.21
	Hypothetical (h)	0.63%	$1,000.00	$1,022.03	$3.21
R1	Actual	1.63%	$1,000.00	$1,016.09	$8.28
	Hypothetical (h)	1.63%	$1,000.00	$1,016.99	$8.29
R2	Actual	1.13%	$1,000.00	$1,017.54	$5.75
	Hypothetical (h)	1.13%	$1,000.00	$1,019.51	$5.75
R3	Actual	0.88%	$1,000.00	$1,019.64	$4.48
	Hypothetical (h)	0.88%	$1,000.00	$1,020.77	$4.48
R4	Actual	0.63%	$1,000.00	$1,020.67	$3.21
	Hypothetical (h)	0.63%	$1,000.00	$1,022.03	$3.21
R6	Actual	0.62%	$1,000.00	$1,020.74	$3.16
	Hypothetical (h)	0.62%	$1,000.00	$1,022.08	$3.16
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Aerospace & Defense – 1.2%
Honeywell International, Inc.	178	$37,110
Alcoholic Beverages – 1.5%
Diageo PLC	522	$22,653
Pernod Ricard S.A.	109	22,553
		$45,206
Apparel Manufacturers – 1.8%
LVMH Moet Hennessy Louis Vuitton SE	33	$28,828
NIKE, Inc., “B”	207	26,358
		$55,186
Brokerage & Asset Managers – 4.5%
Charles Schwab Corp.	1,132	$87,639
CME Group, Inc.	188	33,212
NASDAQ, Inc.	314	18,900
		$139,751
Business Services – 5.4%
Accenture PLC, “A”	176	$49,113
Equifax, Inc.	190	42,218
Ferguson PLC	213	30,318
TransUnion	228	16,359
Verisk Analytics, Inc., “A”	154	27,996
		$166,004
Computer Software – 14.4%
Activision Blizzard, Inc.	267	$20,444
Adobe Systems, Inc. (a)	96	35,553
Altair Engineering, Inc., “A” (a)	254	13,487
ANSYS, Inc. (a)	153	40,753
Autodesk, Inc. (a)	147	31,629
Cadence Design Systems, Inc. (a)	421	76,971
LiveRamp Holdings, Inc. (a)	166	4,442
Microsoft Corp.	436	108,045
PTC, Inc. (a)	111	14,972
Salesforce, Inc. (a)	273	45,856
Synopsys, Inc. (a)	147	52,001
		$444,153
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 0.7%
Workday, Inc. (a)	124	$22,497
Construction – 8.1%
Martin Marietta Materials, Inc.	119	$42,797
Otis Worldwide Corp.	745	61,261
Sherwin-Williams Co.	121	28,628
Simpson Manufacturing Co., Inc.	143	15,317
Vulcan Materials Co.	372	68,199
Watsco, Inc.	117	33,622
		$249,824
Consumer Products – 4.2%
Colgate-Palmolive Co.	1,408	$104,938
Estee Lauder Cos., Inc., “A”	91	25,215
		$130,153
Electrical Equipment – 3.5%
Johnson Controls International PLC	611	$42,507
Rockwell Automation, Inc.	181	51,048
TE Connectivity Ltd.	122	15,512
		$109,067
Electronics – 7.8%
Analog Devices, Inc.	379	$64,987
Applied Materials, Inc.	195	21,741
KLA Corp.	65	25,511
Lam Research Corp.	53	26,505
Micron Technology, Inc.	215	12,964
Novanta, Inc. (a)	66	10,657
Power Integrations, Inc.	85	7,318
Silicon Laboratories, Inc. (a)	139	21,810
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	249	23,090
Texas Instruments, Inc.	146	25,873
		$240,456
Energy - Independent – 1.3%
ConocoPhillips	321	$39,120
Energy - Integrated – 1.3%
TotalEnergies SE	632	$39,265
Forest & Paper Products – 0.7%
Rayonier, Inc., REIT	572	$20,815
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 5.6%
Aon PLC	206	$65,648
Arthur J. Gallagher & Co.	236	46,190
Marsh & McLennan Cos., Inc.	224	39,180
Willis Towers Watson PLC	80	20,335
		$171,353
Internet – 1.0%
Alphabet, Inc., “A” (a)	316	$31,233
Leisure & Toys – 0.9%
Electronic Arts, Inc.	142	$18,273
Take-Two Interactive Software, Inc. (a)	84	9,511
		$27,784
Machinery & Tools – 10.3%
Fastenal Co.	287	$14,508
Graco, Inc.	354	24,185
IDEX Corp.	188	45,060
Ingersoll Rand, Inc.	491	27,496
MSA Safety Inc.	136	18,549
Nordson Corp.	120	29,196
Pentair PLC	254	14,067
RBC Bearings, Inc. (a)	85	20,737
Regal Rexnord Corp.	98	13,642
Trane Technologies PLC	192	34,391
Wabtec Corp.	153	15,883
Watts Water Technologies, “A”	360	58,867
		$316,581
Medical & Health Technology & Services – 0.9%
ICON PLC (a)	113	$26,070
Medical Equipment – 7.2%
Agilent Technologies, Inc.	464	$70,565
Bio-Techne Corp.	120	9,559
Bruker BioSciences Corp.	797	55,886
Danaher Corp.	171	45,209
Envista Holdings Corp. (a)	785	30,607
Maravai Lifesciences Holdings, Inc., “A” (a)	605	8,869
		$220,695
Other Banks & Diversified Financials – 6.7%
Mastercard, Inc., “A”	201	$74,491
Moody's Corp.	203	65,518
Northern Trust Corp.	210	20,364
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
S&P Global, Inc.	124	$46,492
		$206,865
Precious Metals & Minerals – 3.5%
Franco-Nevada Corp.	321	$47,086
Royal Gold, Inc.	281	35,695
Wheaton Precious Metals Corp.	542	24,783
		$107,564
Real Estate – 0.7%
CBRE Group, Inc., “A” (a)	239	$20,437
Specialty Chemicals – 1.1%
Corteva, Inc.	305	$19,657
RPM International, Inc.	168	15,105
		$34,762
Specialty Stores – 3.0%
Amazon.com, Inc. (a)	219	$22,585
Costco Wholesale Corp.	134	68,493
		$91,078
Total Common Stocks (Identified Cost, $3,033,641)		$2,993,029
Investment Companies (h) – 3.8%
Money Market Funds – 3.8%
MFS Institutional Money Market Portfolio, 4.29% (v) (Identified Cost, $116,962)	116,965	$116,976

Other Assets, Less Liabilities – (1.1)%		(34,600)
Net Assets – 100.0%		$3,075,405

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $116,976 and $2,993,029, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
8

Financial Statements
Statement of Assets and Liabilities
At 1/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $3,033,641)	$2,993,029
Investments in affiliated issuers, at value (identified cost, $116,962)	116,976
Receivables for
Dividends	1,765
Other assets	423
Total assets	$3,112,193
Liabilities
Payable to affiliates
Investment adviser	$6,187
Administrative services fee	96
Distribution and service fees	18
Payable for independent Trustees' compensation	524
Accrued expenses and other liabilities	29,963
Total liabilities	$36,788
Net assets	$3,075,405
Net assets consist of
Paid-in capital	$3,169,219
Total distributable earnings (loss)	(93,814)
Net assets	$3,075,405
Shares of beneficial interest outstanding	323,293
9

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$587,979	61,880	$9.50
Class C	81,766	8,635	9.47
Class I	514,293	54,043	9.52
Class R1	54,431	5,748	9.47
Class R2	54,681	5,749	9.51
Class R3	54,807	5,760	9.52
Class R4	53,915	5,664	9.52
Class R6	1,673,533	175,814	9.52

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.08 [100 / 94.25 x $9.50]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
10

Financial Statements
Statement of Operations
Six months ended 1/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$15,838
Dividends from affiliated issuers	1,273
Other	26
Foreign taxes withheld	(350)
Total investment income	$16,787
Expenses
Management fee	$7,975
Distribution and service fees	1,202
Shareholder servicing costs	383
Administrative services fee	8,823
Independent Trustees' compensation	1,512
Custodian fee	5,060
Shareholder communications	2,110
Audit and tax fees	25,620
Legal fees	45
Registration fees	92,331
Miscellaneous	13,246
Total expenses	$158,307
Reduction of expenses by investment adviser	(148,807)
Net expenses	$9,500
Net investment income (loss)	$7,287
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(31,976)
Affiliated issuers	(1)
Foreign currency	(9)
Net realized gain (loss)	$(31,986)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$98,828
Affiliated issuers	11
Translation of assets and liabilities in foreign currencies	3
Net unrealized gain (loss)	$98,842
Net realized and unrealized gain (loss)	$66,856
Change in net assets from operations	$74,143
See Notes to Financial Statements
11

Financial Statements
Statement of Changes in Net Assets
This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22(c)
Change in net assets
From operations
Net investment income (loss)	$7,287	$3,672
Net realized gain (loss)	(31,986)	(21,051)
Net unrealized gain (loss)	98,842	(139,439)
Change in net assets from operations	$74,143	$(156,818)
Total distributions to shareholders	$(11,550)	$—
Change in net assets from fund share transactions	$531,616	$2,638,014
Total change in net assets	$594,209	$2,481,196
Net assets
At beginning of period	2,481,196	—
At end of period	$3,075,405	$2,481,196

(c)	For the period from the commencement of the fund’s investment operations, February 8, 2022, through the stated period end.
See Notes to Financial Statements
12

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22(c)
Net asset value, beginning of period	$9.36	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.01
Net realized and unrealized gain (loss)	0.15	(0.65)
Total from investment operations	$0.17	$(0.64)
Less distributions declared to shareholders
From net investment income	$(0.03)	$—
Net asset value, end of period (x)	$9.50	$9.36
Total return (%) (r)(s)(t)(x)	1.86(n)	(6.40)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.58(a)	7.90(a)
Expenses after expense reductions (f)	0.88(a)	0.88(a)
Net investment income (loss)	0.40(a)	0.15(a)
Portfolio turnover	6(n)	7(n)
Net assets at end of period (000 omitted)	$588	$154
See Notes to Financial Statements
13

Financial Highlights – continued
Class C	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22(c)
Net asset value, beginning of period	$9.32	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.03)
Net realized and unrealized gain (loss)	0.17	(0.65)
Total from investment operations	$0.15	$(0.68)
Less distributions declared to shareholders
From net investment income	$—	$—
Net asset value, end of period (x)	$9.47	$9.32
Total return (%) (r)(s)(t)(x)	1.61(n)	(6.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	13.07(a)	8.46(a)
Expenses after expense reductions (f)	1.63(a)	1.63(a)
Net investment income (loss)	(0.36)(a)	(0.59)(a)
Portfolio turnover	6(n)	7(n)
Net assets at end of period (000 omitted)	$82	$56

Class I	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22(c)
Net asset value, beginning of period	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.02
Net realized and unrealized gain (loss)	0.16	(0.65)
Total from investment operations	$0.19	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.04)	$—
Net asset value, end of period (x)	$9.52	$9.37
Total return (%) (r)(s)(t)(x)	2.07(n)	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.78(a)	7.34(a)
Expenses after expense reductions (f)	0.63(a)	0.63(a)
Net investment income (loss)	0.63(a)	0.37(a)
Portfolio turnover	6(n)	7(n)
Net assets at end of period (000 omitted)	$514	$444
See Notes to Financial Statements
14

Financial Highlights – continued
Class R1	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22(c)
Net asset value, beginning of period	$9.32	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.03)
Net realized and unrealized gain (loss)	0.17	(0.65)
Total from investment operations	$0.15	$(0.68)
Less distributions declared to shareholders
From net investment income	$—	$—
Net asset value, end of period (x)	$9.47	$9.32
Total return (%) (r)(s)(t)(x)	1.61(n)	(6.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.73(a)	8.71(a)
Expenses after expense reductions (f)	1.63(a)	1.63(a)
Net investment income (loss)	(0.37)(a)	(0.59)(a)
Portfolio turnover	6(n)	7(n)
Net assets at end of period (000 omitted)	$54	$47

Class R2	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22(c)
Net asset value, beginning of period	$9.35	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$(0.01)
Net realized and unrealized gain (loss)	0.15	(0.64)
Total from investment operations	$0.16	$(0.65)
Less distributions declared to shareholders
From net investment income	$(0.00)(w)	$—
Net asset value, end of period (x)	$9.51	$9.35
Total return (%) (r)(s)(t)(x)	1.75(n)	(6.50)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.23(a)	8.21(a)
Expenses after expense reductions (f)	1.13(a)	1.13(a)
Net investment income (loss)	0.12(a)	(0.11)(a)
Portfolio turnover	6(n)	7(n)
Net assets at end of period (000 omitted)	$55	$47
See Notes to Financial Statements
15

Financial Highlights – continued
Class R3	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22(c)
Net asset value, beginning of period	$9.36	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.01
Net realized and unrealized gain (loss)	0.16	(0.65)
Total from investment operations	$0.18	$(0.64)
Less distributions declared to shareholders
From net investment income	$(0.02)	$—
Net asset value, end of period (x)	$9.52	$9.36
Total return (%) (r)(s)(t)(x)	1.96(n)	(6.40)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.98(a)	7.95(a)
Expenses after expense reductions (f)	0.88(a)	0.88(a)
Net investment income (loss)	0.38(a)	0.13(a)
Portfolio turnover	6(n)	7(n)
Net assets at end of period (000 omitted)	$55	$47

Class R4	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22(c)
Net asset value, beginning of period	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.02
Net realized and unrealized gain (loss)	0.16	(0.65)
Total from investment operations	$0.19	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.04)	$—
Net asset value, end of period (x)	$9.52	$9.37
Total return (%) (r)(s)(t)(x)	2.07(n)	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.73(a)	7.70(a)
Expenses after expense reductions (f)	0.63(a)	0.63(a)
Net investment income (loss)	0.64(a)	0.39(a)
Portfolio turnover	6(n)	7(n)
Net assets at end of period (000 omitted)	$54	$47
See Notes to Financial Statements
16

Financial Highlights – continued
Class R6	Six months ended	Year ended
	1/31/23 (unaudited)	7/31/22(c)
Net asset value, beginning of period	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.02
Net realized and unrealized gain (loss)	0.16	(0.65)
Total from investment operations	$0.19	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.04)	$—
Net asset value, end of period (x)	$9.52	$9.37
Total return (%) (r)(s)(t)(x)	2.07(n)	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.72(a)	7.69(a)
Expenses after expense reductions (f)	0.62(a)	0.62(a)
Net investment income (loss)	0.64(a)	0.40(a)
Portfolio turnover	6(n)	7(n)
Net assets at end of period (000 omitted)	$1,674	$1,639

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, February 8, 2022, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
17

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Intrinsic Value Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
18

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
19

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,784,771	$—	$—	$2,784,771
France	—	90,646	—	90,646
Canada	71,869	—	—	71,869
Taiwan	23,090	—	—	23,090
United Kingdom	22,653	—	—	22,653
Mutual Funds	116,976	—	—	116,976
Total	$3,019,359	$90,646	$—	$3,110,005
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
20

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended January 31, 2023, custody fees were not reduced.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The fund declared no distributions for the year ended July 31, 2022.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/23
Cost of investments	$3,155,917
Gross appreciation	130,821
Gross depreciation	(176,733)
Net unrealized appreciation (depreciation)	$(45,912)
As of 7/31/22
Undistributed ordinary income	4,164
Capital loss carryforwards	(15,818)
Other temporary differences	(2)
Net unrealized appreciation (depreciation)	(144,751)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
21

Notes to Financial Statements (unaudited) - continued
As of July 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(15,818)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 1/31/23	Year ended 7/31/22 (c)
Class A	$1,651	$—
Class I	2,172	—
Class R2	22	—
Class R3	129	—
Class R4	233	—
Class R6	7,343	—
Total	$11,550	$—

(c)	For the period from the commencement of the fund’s investment operations, February 8, 2022, through the stated period end.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.60%
In excess of $1 billion and up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.45%
In excess of $5 billion and up to $10 billion	0.42%
In excess of $10 billion	0.40%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2023. For the six months ended January 31, 2023, this management fee reduction amounted to $179, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2023 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
22

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
0.94%	1.69%	0.69%	1.69%	1.19%	0.94%	0.69%	0.62%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2023. For the six months ended January 31, 2023, this reduction amounted to $148,628, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,435 for the six months ended January 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 445
Class C	0.75%	0.25%	1.00%	1.00%	308
Class R1	0.75%	0.25%	1.00%	1.00%	256
Class R2	0.25%	0.25%	0.50%	0.50%	129
Class R3	—	0.25%	0.25%	0.25%	64
Total Distribution and Service Fees					$1,202
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended January 31, 2023.
23

Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended January 31, 2023.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2023, the fee was $186, which equated to 0.0140% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $197.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2023 was equivalent to an annual effective rate of 0.6637% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On February 8, 2022, MFS purchased the following shares as an initial investment in the fund:
Class	Shares	Amount
Class A	15,000	$150,000
Class C	5,000	50,000
Class I	5,000	50,000
Class R1	5,000	50,000
Class R2	5,000	50,000
Class R3	5,000	50,000
Class R4	5,000	50,000
Class R6	175,000	1,750,000
24

Notes to Financial Statements (unaudited) - continued
On August 3, 2022, MFS purchased the following shares:
Class	Shares	Amount
Class R1	748	$7,000
Class R2	746	7,000
Class R3	746	7,000
Class R4	638	6,000
At January 31, 2023, MFS held approximately 58% of the outstanding shares of Class C, and 100% of the outstanding shares of Class R1, Class R2, Class R3, Class R4, and Class R6.
(4) Portfolio Securities
For the six months ended January 31, 2023, purchases and sales of investments, other than short-term obligations, aggregated $647,214 and $155,469, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 1/31/23		Year ended 7/31/22 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	45,504	$415,653	18,732	$184,633
Class C	2,602	23,678	6,034	58,864
Class I	6,363	56,440	47,444	464,037
Class R1	748	7,000	5,000	50,000
Class R2	746	7,000	5,000	50,000
Class R3	746	7,000	5,000	50,000
Class R4	638	6,000	5,000	50,000
Class R6	—	—	175,000	1,750,000
	57,347	$522,771	267,210	$2,657,534
Shares issued to shareholders in reinvestment of distributions
Class A	183	$1,651	—	$—
Class I	241	2,172	—	—
Class R2	3	22	—	—
Class R3	14	129	—	—
Class R4	26	233	—	—
Class R6	814	7,343	—	—
	1,281	$11,550	—	$—
25

Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/23		Year ended 7/31/22 (c)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(280)	$(2,656)	(2,259)	$(19,520)
Class C	(1)	(6)	—	—
Class I	(5)	(43)	—	—
	(286)	$(2,705)	(2,259)	$(19,520)
Net change
Class A	45,407	$414,648	16,473	$165,113
Class C	2,601	23,672	6,034	58,864
Class I	6,599	58,569	47,444	464,037
Class R1	748	7,000	5,000	50,000
Class R2	749	7,022	5,000	50,000
Class R3	760	7,129	5,000	50,000
Class R4	664	6,233	5,000	50,000
Class R6	814	7,343	175,000	1,750,000
	58,342	$531,616	264,951	$2,638,014

(c)	For the period from the commencement of the fund’s investment operations, February 8, 2022, through the stated period end.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended January 31, 2023, the fund’s commitment fee and interest expense were $6 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
26

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$104,008	$617,799	$604,841	$(1)	$11	$116,976

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,273	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
27

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
28

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: March 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: March 17, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: March 17, 2023

* Print name and title of each signing officer under his or her signature.